Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related party transactions [Abstract]
Schedule of Compensation Awarded to Key Management	Compensation awarded to key management include the following:
	Year ended September 30,
	2023 $	2022 $	2021 $
Salaries and short-term employee benefits	1,883,078	2,050,590	1,181,382
Stock-based compensation	850,271	1,134,006	2,628,320
	2,733,349	3,184,596	3,809,702

Schedule of Transactions with Related Parties

Transactions with related parties

	Year ended September 30,
Entity with significant influence over the Company	2023 $	2022 $	2021 $
Consolidated statement of loss
Revenue – Services and products	—	—	115,698
Purchases – Cost of sales	—	—	6,540
Loss (gain) on revaluation of convertible loans	—	(704,912)	2,062,165